Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Weighted Average Number of Shares Outstanding [Line Items]
Shares used in computing basic loss per common share	52,943,243	16,420,716	35,444,200	15,903,599	9,672,195
Adjustment for conversion of Series A 8% Convertible Preferred Stock			14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility			1,831,180
Unaudited basic pro forma weighted average shares outstanding			52,015,021
Dilutive effect of securities			241,450
Unaudited diluted pro forma weighted average shares outstanding			52,256,471